UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            May 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total:         83,890
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Craig A. Drill
                                                 March 31, 2011




COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                       VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                 --------         ------     --------   -------  --- ----  ----------  --------   ----    ------  ----
ABOVENET INC                   COM              00374N107   2,854      44,000  SH        SOLE        NONE        44,000
AMTECH SYS INC                 COM PAR $0.01N   032332504   3,935     155,900  SH        SOLE        NONE       155,900
CAPITAL TRUST INC MD           CL A NEW         14052H506      66      28,700  SH        SOLE        NONE        28,700
CELGENE CORP                   COM              151020104   4,888      84,900  SH        SOLE        NONE        84,900
CEPHEID                        COM              15670R107   3,676     131,200  SH        SOLE        NONE       131,200
CITRIX SYS INC                 COM              177376100   1,264      17,200  SH        SOLE        NONE        17,200
CODEXIS INC                    COM              192005106     303      25,600  SH        SOLE        NONE        25,600
CUBIST PHARMACEUTICALS INC     COM              229678107   1,297      51,400  SH        SOLE        NONE        51,400
CYNOSURE INC                   CL A             232577205   7,375     530,985  SH        SOLE        NONE       530,985
DARLING INTL INC               COM              237266101   1,239      80,600  SH        SOLE        NONE        80,600
EXPRESS SCRIPTS INC            COM              302182100   1,212      21,800  SH        SOLE        NONE        21,800
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941P306   1,454      52,877  SH        SOLE        NONE        52,877
HORSEHEAD HLDG CORP            COM              440694305   2,375     139,300  SH        SOLE        NONE       139,300
HUMANA INC                     COM              444859102   1,245      17,800  SH        SOLE        NONE        17,800
INTERNATIONAL GAME TECHNOLOG   COM              459902102   3,621     223,100  SH        SOLE        NONE       223,100
IPG PHOTONICS CORP             COM              44980X109  26,319     456,300  SH        SOLE        NONE       456,300
LIBBEY INC                     COM              529898108   3,333     202,000  SH        SOLE        NONE       202,000
LIMONEIRA CO                   COM              532746104     514      21,700  SH        SOLE        NONE        21,700
MATRIX SVC CO                  COM              576853105   1,098      79,000  SH        SOLE        NONE        79,000
MERGE HEALTHCARE INC           COM              589499102   1,111     228,200  SH        SOLE        NONE       228,200
ORTHOVITA INC                  COM              68750U102     384     180,300  SH        SOLE        NONE       180,300
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303     149      10,000  SH        SOLE        NONE        10,000
PENFORD CORP                   COM              707051108     796     127,800  SH        SOLE        NONE       127,800
PNC FINL SVCS GROUP INC        COM              693475105   1,203      19,100  SH        SOLE        NONE        19,100
ROSETTA RESOURCES INC          COM              777779307   1,238      26,000  SH        SOLE        NONE        26,000
SOLTA MED INC                  COM              83438K103      83      25,164  SH        SOLE        NONE        25,164
SPDR GOLD TRUST                GOLD SHS         78463V107     587       4,200  SH        SOLE        NONE         4,200
SYMS CORP                      COM              871551107     252      37,800  SH        SOLE        NONE        37,800
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105   3,464     180,800  SH        SOLE        NONE       180,800
TERRA NOVA RTY CORP            COM              88102D103     640      74,325  SH        SOLE        NONE        74,325
TOWERS WATSON & CO             CL A             891894107   1,165      21,000  SH        SOLE        NONE        21,000
UNIFI INC                      COM NEW          904677200   1,810     106,463  SH        SOLE        NONE       106,463
URBAN OUTFITTERS INC           COM              917047102   1,134      38,000  SH        SOLE        NONE        38,000
VERIZON COMMUNICATIONS INC     COM              92343V104   1,218      31,600  SH        SOLE        NONE        31,600
VIMPELCOM LTD                  SPONSORED ADR    92719A106     589      41,700  SH        SOLE        NONE        41,700


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